S000094833 [Member] Annual Fund Operating Expenses - Man Active High Yield ETF - Man Active High Yield ETF	Sep. 16, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[1]
Distribution and Service (12b-1) Fees	0.00%	[2]
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.69%

[1]
Man Solutions LLC, the Fund’s investment adviser (the “Adviser”), will pay all expenses of the Fund, except for the fee payments to the Adviser under the Investment Advisory Agreement (also known as a “unitary advisory fee”), interest expenses, acquired fund fees and expenses, taxes, trading fees, brokerage expenses, distribution fees or expenses (if any), litigation expenses and other non‑routine or extraordinary expenses.

[2]
The Fund has adopted a Distribution (12b‑1) Plan pursuant to which the Fund may incur and pay a Distribution (12b‑1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b‑1) Fee until such time as approved by the Fund’s Board of Trustees (the “Board”).

[3]	Based on estimated amounts for the current fiscal year.